Other Payables (Details) - Schedule of other payables - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Payables [Abstract]
Employees and payroll accruals	[1]	$ 751	$ 115
Short term lease liability		64
Accrued expenses		413	443
Total other payables		$ 1,228	$ 558

[1]	includes share-based payment compensation liability of $ 370 thousand. See note 14.